Schedule of investments
Delaware Limited-Term Diversified Income Fund	September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Agency Asset-Backed Securities — 0.00%
Fannie Mae REMIC Trust Series 2001-W2 AS5 6.473% 10/25/31 φ	21	$21
Freddie Mac Structured Pass Through Certificates Series T-30 A5 8.61% 12/25/30 ♦, •	3,426	3,875
Total Agency Asset-Backed Securities (cost $3,601)		3,896

Agency Collateralized Mortgage Obligations — 2.06%
Fannie Mae Grantor Trust Series 2001-T5 A2 6.978% 6/19/41 •	18,820	22,237
Fannie Mae REMICs
Series 2011-105 FP 0.548% (LIBOR01M + 0.40%, Cap 6.50%, Floor 0.40%) 6/25/41 •	1,072,231	1,075,799
Series 2012-128 NP 2.50% 11/25/42	459,797	481,202
Series 2017-94 CZ 3.50% 11/25/47	35,434	38,518
Freddie Mac REMICs
Series 3067 FA 0.502% (LIBOR01M + 0.35%, Cap 7.00%, Floor 0.35%) 11/15/35 •	1,424,461	1,430,356
Series 3800 AF 0.652% (LIBOR01M + 0.50%, Cap 7.00%, Floor 0.50%) 2/15/41 •	879,205	888,283
Series 4650 JG 3.00% 11/15/46	1,997,000	2,217,148
Series 4994 AV 2.00% 12/25/45 =	1,200,000	1,239,359
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	598	736
Series T-58 2A 6.50% 9/25/43 ♦	350,795	409,684
GNMA
Series 2017-163 KH 3.50% 3/20/44	455,000	481,537
Series 2017-52 LE 3.00% 1/16/47	474,000	534,616
Series 2017-88 PB 3.00% 1/20/47	304,000	335,886
Total Agency Collateralized Mortgage Obligations (cost $8,462,788)		9,155,361

Agency Commercial Mortgage-Backed Securities — 0.31%
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.129% 8/25/44 #, •	95,000	97,638
Series 2014-K717 B 144A 3.754% 11/25/47 #, •	245,000	249,689
Series 2014-K717 C 144A 3.754% 11/25/47 #, •	80,000	81,105
Series 2016-K722 B 144A 3.976% 7/25/49 #, •	430,000	453,422
NCUA Guaranteed Notes Trust Series 2011-C1 2A 0.685% (LIBOR01M + 0.53%, Cap 8.00%, Floor 0.53%) 3/9/21 •	498,369	495,907
Total Agency Commercial Mortgage-Backed Securities (cost $1,366,729)		1,377,761

NQ-022 [9/20] 11/20 (1399531)    1

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities — 12.69%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	981,486	$1,027,848
Fannie Mae S.F. 30 yr
2.50% 7/1/50	2,825,581	2,973,642
3.00% 5/1/46	1,028,752	1,081,422
3.00% 1/1/47	1,441,080	1,533,887
3.00% 3/1/50	1,215,852	1,300,583
3.00% 7/1/50	3,482,933	3,652,165
3.50% 7/1/47	390,994	419,508
3.50% 11/1/48	241,417	255,436
3.50% 2/1/50	193,775	204,140
3.50% 3/1/50	97,988	105,785
3.50% 7/1/50	2,690,991	2,878,931
3.50% 9/1/50	843,901	938,741
4.00% 6/1/48	227,437	250,744
4.00% 10/1/48	1,412,280	1,571,572
4.50% 10/1/45	1,055,638	1,184,220
4.50% 5/1/46	1,275,051	1,432,705
4.50% 9/1/49	1,929,439	2,129,558
5.00% 7/1/47	1,734,000	1,995,112
5.00% 8/1/49	4,431,689	5,006,368
5.50% 4/1/33	44,238	51,597
5.50% 6/1/33	42,681	50,095
5.50% 10/1/33	20,371	22,587
5.50% 12/1/33	182,891	215,293
5.50% 2/1/34	85,550	100,528
5.50% 9/1/34	115,160	135,204
5.50% 8/1/37	235,600	277,400
5.50% 1/1/38	239,055	281,443
5.50% 7/1/41	39,131	45,390
5.50% 5/1/44	4,281,494	5,038,982
6.00% 6/1/41	404,465	478,840
6.00% 7/1/41	4,664,681	5,602,301
6.00% 1/1/42	256,169	302,730
Fannie Mae S.F. 30 yr TBA
2.00% 10/1/50	1,757,000	1,816,299
2.50% 10/1/50	2,021,000	2,119,682
3.00% 10/1/50	1,190,000	1,246,572
3.50% 10/1/50	789,000	831,809
4.00% 10/1/50	1,170,000	1,247,695
Freddie Mac ARM 2.68% (LIBOR12M + 1.93%, Cap 9.889%, Floor 1.93%) 8/1/38 •	4,843	4,859
2    NQ-022 [9/20] 11/20 (1399531)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
3.00% 12/1/46	226,266	$238,055
3.00% 7/1/50	1,849,665	1,939,538
4.50% 8/1/48	1,436,062	1,567,726
4.50% 1/1/49	144,786	161,604
4.50% 4/1/49	322,943	356,164
4.50% 5/1/49	878,360	958,724
5.50% 1/1/34	29,980	35,292
5.50% 6/1/34	254,143	300,046
5.50% 6/1/35	64,769	76,293
5.50% 7/1/37	98,411	114,456
5.50% 8/1/37	84,506	98,189
5.50% 10/1/37	84,195	97,989
5.50% 7/1/38	185,500	218,756
5.50% 11/1/38	184,777	216,289
5.50% 4/1/40	38,988	44,405
5.50% 6/1/41	205,906	239,306
6.00% 5/1/39	26,728	31,550
Total Agency Mortgage-Backed Securities (cost $55,705,579)		56,506,055

Collateralized Debt Obligations — 2.84%
Battalion CLO 18 Series 2020-18A A1 144A 0.000% (LIBOR03M + 1.80%, Floor 1.80%) 10/15/32 #, •	2,000,000	2,000,000
Benefit Street Partners CLO IX Series 2016-9A AR 144A 1.382% (LIBOR03M + 1.11%) 7/20/31 #, •	500,000	494,573
Carlyle Global Market Strategies CLO Series 2014-2RA A1 144A 1.33% (LIBOR03M + 1.05%) 5/15/31 #, •	985,636	972,718
Cedar Funding IX CLO Series 2018-9A A1 144A 1.252% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	575,000	568,039
Octagon Investment Partners 33 Series 2017-1A A1 144A 1.462% (LIBOR03M + 1.19%) 1/20/31 #, •	2,350,000	2,337,308
Octagon Investment Partners 48 Series 2020-3A A 144A 1.732% (LIBOR03M + 1.50%, Floor 1.50%) 10/20/31 #, •	2,000,000	2,000,000
NQ-022 [9/20] 11/20 (1399531)    3

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Sound Point CLO XXI Series 2018-3A A1A 144A 1.425% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #, •	2,300,000	$2,279,965
Zais CLO 16 Series 2020-16A A1 144A 2.48% (LIBOR03M + 2.19%, Floor 2.19%) 10/20/31 #, •	2,000,000	1,993,330
Total Collateralized Debt Obligations (cost $12,634,926)		12,645,933

Convertible Bond — 0.01%
Cheniere Energy PIK 144A 4.875% exercise price $93.64, maturity date 5/28/21 #, >	37,902	38,068
Total Convertible Bond (cost $38,226)		38,068

Corporate Bonds — 40.62%
Banking — 10.32%
Banco de Credito del Peru 144A 2.70% 1/11/25 #	200,000	208,450
Banco de Credito e Inversiones 144A 4.00% 2/11/23 #	200,000	212,677
Banco del Estado de Chile 144A 2.704% 1/9/25 #	220,000	231,690
Banco Santander 3.50% 4/11/22	1,600,000	1,659,917
Banco Santander Mexico 144A 4.125% 11/9/22 #	150,000	158,063
Bancolombia 3.00% 1/29/25	215,000	215,550
Bank of America
2.738% 1/23/22 μ	1,370,000	1,379,792
3.458% 3/15/25 μ	2,845,000	3,085,875
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	209,040
Bank of Montreal 1.85% 5/1/25	345,000	360,163
Barclays Bank 1.70% 5/12/22	2,420,000	2,460,525
BBVA Bancomer 144A 6.75% 9/30/22 #	150,000	161,888
Citigroup 4.044% 6/1/24 μ	2,430,000	2,627,047
Citizens Financial Group 2.85% 7/27/26	1,545,000	1,706,495
Credit Agricole 144A 1.907% 6/16/26 #, μ	370,000	378,915
Credit Suisse Group 144A 2.593% 9/11/25 #, μ	2,295,000	2,396,146
Development Bank of Mongolia 144A 7.25% 10/23/23 #	200,000	210,015
Emirates NBD Bank 2.625% 2/18/25	200,000	208,304
Goldman Sachs Group 3.50% 4/1/25	180,000	198,889
ICICI Bank 3.25% 9/9/22	320,000	326,863
JPMorgan Chase & Co.
4.023% 12/5/24 μ	4,240,000	4,666,304
4.60% μ, ψ	135,000	132,469
KEB Hana Bank 144A 3.375% 1/30/22 #	500,000	517,683
4    NQ-022 [9/20] 11/20 (1399531)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
KeyBank
2.40% 6/9/22	250,000	$258,333
3.18% 5/22/22	1,335,000	1,390,921
Kookmin Bank 144A 2.875% 3/25/23 #	200,000	210,278
Morgan Stanley
2.188% 4/28/26 μ	415,000	435,075
2.75% 5/19/22	1,075,000	1,114,463
3.622% 4/1/31 μ	305,000	349,101
National Securities Clearing 144A 1.20% 4/23/23 #	520,000	529,481
Natwest Group 8.625% μ, ψ	1,285,000	1,319,978
PNC Bank 2.70% 11/1/22	3,280,000	3,427,694
Popular 6.125% 9/14/23	523,000	553,671
QNB Finance 3.50% 3/28/24	330,000	351,186
Regions Financial
2.75% 8/14/22	370,000	384,878
3.80% 8/14/23	1,070,000	1,160,970
Truist Bank 2.636% 9/17/29 μ	1,465,000	1,520,379
Truist Financial 2.70% 1/27/22	2,785,000	2,867,403
UBS 144A 1.75% 4/21/22 #	200,000	203,693
UBS Group
144A 1.364% 1/30/27 #, μ	205,000	205,105
144A 3.00% 4/15/21 #	2,700,000	2,738,261
US Bank 3.40% 7/24/23	1,380,000	1,491,400
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ, •	1,860,000	1,745,154
		45,970,184
Banks — 0.37%
Morgan Stanley 1.463% (LIBOR03M + 1.22%) 5/8/24 •	1,605,000	1,623,763
		1,623,763
Basic Industry — 4.09%
Avient 144A 5.75% 5/15/25 #	372,000	394,785
BMC East 144A 5.50% 10/1/24 #	500,000	514,688
DuPont de Nemours 2.169% 5/1/23	1,495,000	1,509,853
Equate Petrochemical 144A 3.00% 3/3/22 #	265,000	268,526
First Quantum Minerals 144A 7.50% 4/1/25 #	750,000	742,770
Georgia-Pacific
144A 1.75% 9/30/25 #	285,000	297,284
144A 5.40% 11/1/20 #	3,090,000	3,102,200
Gold Fields Orogen Holdings BVI 144A 5.125% 5/15/24 #	250,000	272,521
Hudbay Minerals 144A 7.25% 1/15/23 #	185,000	188,571
NQ-022 [9/20] 11/20 (1399531)    5

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Inversiones CMPC 144A 4.75% 9/15/24 #	2,200,000	$2,424,400
Kraton Polymers 144A 7.00% 4/15/25 #	1,500,000	1,532,812
LYB International Finance III 2.875% 5/1/25	225,000	241,353
New Gold 144A 6.375% 5/15/25 #	500,000	517,188
Novolipetsk Steel Via Steel Funding DAC 144A 4.50% 6/15/23 #	250,000	265,843
Nutrien 1.90% 5/13/23	1,995,000	2,060,575
OCP 144A 4.50% 10/22/25 #	1,000,000	1,058,635
Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	200,000	209,229
Steel Dynamics 2.80% 12/15/24	1,455,000	1,538,912
Syngenta Finance
144A 3.933% 4/23/21 #	620,000	628,064
144A 4.441% 4/24/23 #	200,000	211,364
WESCO Distribution 144A 7.125% 6/15/25 #	222,000	242,119
		18,221,692
Capital Goods — 2.06%
Bombardier 144A 6.00% 10/15/22 #	500,000	464,375
General Dynamics 3.00% 5/11/21	2,920,000	2,969,151
General Electric 3.45% 5/1/27	245,000	259,344
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	768,000	771,840
Otis Worldwide 2.056% 4/5/25	1,245,000	1,309,640
Roper Technologies 2.35% 9/15/24	2,295,000	2,429,211
Spirit AeroSystems 144A 5.50% 1/15/25 #	635,000	640,160
TransDigm 144A 8.00% 12/15/25 #	44,000	47,894
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	200,000	204,152
Welbilt 9.50% 2/15/24	89,000	91,392
		9,187,159
Communications — 3.15%
Charter Communications Operating 4.908% 7/23/25	1,515,000	1,752,959
Consolidated Communications 6.50% 10/1/22	750,000	750,994
Crown Castle International 5.25% 1/15/23	3,110,000	3,419,021
CSC Holdings 6.75% 11/15/21	375,000	393,720
Fox
3.666% 1/25/22	880,000	917,607
4.03% 1/25/24	2,280,000	2,512,064
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	200,000	205,000
6    NQ-022 [9/20] 11/20 (1399531)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	$234,393
Sirius XM Radio 144A 4.625% 7/15/24 #	250,000	258,906
Sprint Spectrum 144A 4.738% 3/20/25 #	450,000	487,969
Tencent Holdings 144A 3.28% 4/11/24 #	200,000	213,268
Time Warner Entertainment 8.375% 3/15/23	1,795,000	2,110,790
T-Mobile USA
144A 1.50% 2/15/26 #	250,000	251,014
144A 3.50% 4/15/25 #	290,000	318,484
Turk Telekomunikasyon 144A 4.875% 6/19/24 #	200,000	194,855
		14,021,044
Consumer Cyclical — 1.59%
Ford Motor 8.50% 4/21/23	1,256,000	1,371,043
General Motors Financial
3.45% 4/10/22	1,195,000	1,228,789
4.15% 6/19/23	1,390,000	1,473,819
JD.com 3.875% 4/29/26	1,500,000	1,667,032
L Brands 144A 6.875% 7/1/25 #	45,000	48,668
MGM Resorts International 5.75% 6/15/25	700,000	735,473
Sands China 144A 3.80% 1/8/26 #	200,000	209,798
VF 2.40% 4/23/25	330,000	350,353
		7,084,975
Consumer Non-Cyclical — 5.82%
AbbVie
144A 2.60% 11/21/24 #	2,915,000	3,094,312
144A 2.95% 11/21/26 #	10,000	10,908
Anheuser-Busch InBev Worldwide 4.15% 1/23/25	2,965,000	3,350,810
Cigna
1.165% (LIBOR03M + 0.89%) 7/15/23 •	2,055,000	2,077,368
3.75% 7/15/23	935,000	1,013,952
CK Hutchison International 17 144A 2.875% 4/5/22 #	200,000	205,402
CVS Health
1.30% 8/21/27	205,000	202,200
3.70% 3/9/23	1,227,000	1,314,756
Diageo Capital 1.375% 9/29/25	435,000	446,025
DP World Crescent 144A 3.908% 5/31/23 #	200,000	211,020
General Mills 3.70% 10/17/23	2,075,000	2,264,363
Global Payments 2.65% 2/15/25	1,940,000	2,059,714
Kernel Holding 144A 8.75% 1/31/22 #	235,000	243,930
NQ-022 [9/20] 11/20 (1399531)    7

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Mondelez International
1.50% 5/4/25	1,210,000	$1,243,334
2.125% 4/13/23	1,320,000	1,370,813
PayPal Holdings 1.35% 6/1/23	3,025,000	3,091,663
Pilgrim's Pride 144A 5.75% 3/15/25 #	48,000	48,960
Royalty Pharma
144A 1.20% 9/2/25 #	345,000	344,318
144A 1.75% 9/2/27 #	230,000	230,173
Tenet Healthcare 5.125% 5/1/25	750,000	751,687
Teva Pharmaceutical Finance Netherlands III 6.00% 4/15/24	250,000	255,581
Upjohn
144A 1.65% 6/22/25 #	1,960,000	2,009,051
144A 2.30% 6/22/27 #	80,000	82,739
		25,923,079
Electric — 5.62%
AEP Texas 2.40% 10/1/22	2,810,000	2,912,052
Ameren 2.70% 11/15/20	3,665,000	3,668,065
Avangrid 3.20% 4/15/25	505,000	556,281
Azure Power Energy 144A 5.50% 11/3/22 #	215,000	219,931
Cleveland Electric Illuminating 5.50% 8/15/24	1,430,000	1,657,116
CLP Power Hong Kong Financing 2.875% 4/26/23	200,000	207,932
Duke Energy
1.80% 9/1/21	2,250,000	2,277,767
4.875% μ, ψ	570,000	603,708
Engie Energia Chile 144A 4.50% 1/29/25 #	2,200,000	2,445,667
Entergy 4.00% 7/15/22	1,050,000	1,107,785
Entergy Louisiana 4.05% 9/1/23	1,125,000	1,231,793
ITC Holdings 2.70% 11/15/22	1,570,000	1,638,540
NRG Energy 144A 3.75% 6/15/24 #	1,200,000	1,282,608
NV Energy 6.25% 11/15/20	2,460,000	2,477,525
Pacific Gas and Electric 2.10% 8/1/27	980,000	953,859
Vistra Operations 144A 3.55% 7/15/24 #	1,650,000	1,758,524
		24,999,153
Energy — 4.10%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,955,000	2,253,440
Continental Resources 3.80% 6/1/24	625,000	581,006
Energy Transfer Operating 5.25% 4/15/29	1,235,000	1,329,793
Greenko Mauritius 144A 6.25% 2/21/23 #	210,000	215,512
KazMunayGas National 144A 4.40% 4/30/23 #	200,000	214,117
Marathon Oil 2.80% 11/1/22	2,255,000	2,310,599
8    NQ-022 [9/20] 11/20 (1399531)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
MPLX
1.75% 3/1/26	210,000	$209,900
4.875% 12/1/24	1,955,000	2,184,908
NiSource 0.95% 8/15/25	1,850,000	1,850,761
NuStar Logistics 5.75% 10/1/25	310,000	320,943
Occidental Petroleum 2.70% 2/15/23	677,000	621,147
ONEOK 7.50% 9/1/23	1,655,000	1,898,535
Petrobras Global Finance 6.25% 3/17/24	260,000	288,629
Petroleos Mexicanos 4.625% 9/21/23	130,000	129,350
Sabine Pass Liquefaction 5.75% 5/15/24	1,990,000	2,254,497
Saudi Arabian Oil 144A 2.875% 4/16/24 #	250,000	262,580
Tengizchevroil Finance Co International 144A 2.625% 8/15/25 #	1,200,000	1,206,900
Tullow Oil 144A 6.25% 4/15/22 #	250,000	130,000
		18,262,617
Finance Companies — 1.84%
AerCap Ireland Capital 3.15% 2/15/24	1,780,000	1,766,421
Ally Financial 5.75% 11/20/25	771,000	866,850
Avolon Holdings Funding 144A 3.95% 7/1/24 #	555,000	527,647
China Overseas Finance Cayman V 3.95% 11/15/22	205,000	215,703
DAE Funding 144A 5.75% 11/15/23 #	750,000	758,438
GE Capital Funding 144A 3.45% 5/15/25 #	485,000	519,526
SURA Asset Management 144A 4.875% 4/17/24 #	500,000	543,313
USAA Capital 144A 1.50% 5/1/23 #	2,900,000	2,975,632
		8,173,530
Insurance — 0.45%
AIA Group 3.125% 3/13/23	210,000	220,181
Equitable Holdings 3.90% 4/20/23	1,620,000	1,741,322
USI 144A 6.875% 5/1/25 #	48,000	48,750
		2,010,253
Real Estate — 0.14%
Arabian Centres Sukuk 144A 5.375% 11/26/24 #	200,000	184,750
Goodman HK Finance 4.375% 6/19/24	200,000	217,167
HAT Holdings I 144A 6.00% 4/15/25 #	46,000	49,061
Kaisa Group Holdings 9.375% 6/30/24	200,000	189,000
		639,978
Services — 0.30%
GFL Environmental 144A 3.75% 8/1/25 #	375,000	374,766
NQ-022 [9/20] 11/20 (1399531)    9

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services (continued)
Prime Security Services Borrower 144A 5.25% 4/15/24 #	649,000	$681,044
Sabre GLBL 144A 9.25% 4/15/25 #	44,000	48,507
Shimao Group Holdings 6.125% 2/21/24	200,000	212,882
		1,317,199
Technology — 0.58%
Broadcom
3.15% 11/15/25	260,000	280,757
4.70% 4/15/25	165,000	187,646
International Business Machines 3.00% 5/15/24	1,905,000	2,065,511
NXP 144A 2.70% 5/1/25 #	55,000	58,290
		2,592,204
Transportation — 0.19%
Adani Ports & Special Economic Zone 144A 3.375% 7/24/24 #	235,000	239,425
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡	200,000	49,000
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	217,000	157,336
Delta Air Lines 144A 7.00% 5/1/25 #	375,000	412,250
		858,011
Total Corporate Bonds (cost $178,849,462)		180,884,841

Non-Agency Asset-Backed Securities — 9.59%
American Express Credit Account Master Trust
Series 2017-2 A 0.602% (LIBOR01M + 0.45%) 9/16/24 •	270,000	271,129
Series 2017-5 A 0.532% (LIBOR01M + 0.38%) 2/18/25 •	575,000	576,433
Series 2018-6 A 3.06% 2/15/24	1,145,000	1,170,445
ARI Fleet Lease Trust Series 2018-B A2 144A 3.22% 8/16/27 #	462,537	467,667
BMW Floorplan Master Owner Trust Series 2018-1 A2 144A 0.472% (LIBOR01M + 0.32%) 5/15/23 #, •	1,500,000	1,501,321
Chase Issuance Trust Series 2017-A2 A 0.552% (LIBOR01M + 0.40%) 3/15/24 •	1,300,000	1,304,762
Chesapeake Funding II Series 2017-4A A2 144A 0.462% (LIBOR01M + 0.31%) 11/15/29 #, •	480,763	480,725
10    NQ-022 [9/20] 11/20 (1399531)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
CNH Equipment Trust Series 2019-A A2 2.96% 5/16/22	260,726	$261,258
Dell Equipment Finance Trust Series 2020-2 A2 144A 0.47% 10/24/22 #	2,400,000	2,400,539
Ford Credit Auto Lease Trust Series 2020-A A2 1.80% 7/15/22	1,470,000	1,479,844
Ford Credit Auto Owner Trust
Series 2017-2 A 144A 2.36% 3/15/29 #	2,100,000	2,175,068
Series 2017-C A3 2.01% 3/15/22	29,190	29,285
Ford Credit Floorplan Master Owner Trust Series 2020-1 A1 0.70% 9/15/25	4,000,000	4,009,790
GM Financial Automobile Leasing Trust Series 2020-3 A2A 0.35% 11/21/22	1,000,000	999,893
GMF Floorplan Owner Revolving Trust Series 2020-1 A 144A 0.68% 8/15/25 #	500,000	500,931
GreatAmerica Leasing Receivables Funding Series 2019-1 A2 144A 2.97% 6/15/21 #	230,397	230,998
Harley-Davidson Motorcycle Trust Series 2020-A A2A 1.83% 1/17/23	646,603	650,578
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	233,200	202,963
Hyundai Auto Receivables Trust Series 2019-B A2 1.93% 7/15/22	491,342	494,000
Invitation Homes Trust Series 2018-SFR1 A 144A 0.851% (LIBOR01M + 0.70%) 3/17/37 #, •	1,208,838	1,196,064
Mercedes-Benz Auto Lease Trust Series 2019-B A2 2.01% 12/15/21	206,303	207,087
Mercedes-Benz Master Owner Trust Series 2018-BA A 144A 0.492% (LIBOR01M + 0.34%) 5/15/23 #, •	1,200,000	1,201,602
MMAF Equipment Finance
Series 2015-AA A5 144A 2.49% 2/19/36 #	861,849	873,270
Series 2020-BA A2 144A 0.38% 8/14/23 #	4,300,000	4,297,753
Nissan Master Owner Trust Receivables
Series 2017-C A 0.472% (LIBOR01M + 0.32%) 10/17/22 •	890,000	890,121
Series 2019-A A 0.712% (LIBOR01M + 0.56%) 2/15/24 •	1,275,000	1,279,835
Series 2019-B A 0.582% (LIBOR01M + 0.43%) 11/15/23 •	300,000	300,534
PFS Financing
Series 2017-D A 144A 2.40% 10/17/22 #	3,000,000	3,001,888
NQ-022 [9/20] 11/20 (1399531)    11

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Series 2018-E A 144A 0.602% (LIBOR01M + 0.45%) 10/17/22 #, •	910,000	$909,782
Tesla Auto Lease Trust
Series 2018-B A 144A 3.71% 8/20/21 #	942,272	951,119
Series 2019-A A2 144A 2.13% 4/20/22 #	2,128,311	2,151,997
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #, •	127,131	128,245
Series 2015-6 A1B 144A 2.75% 4/25/55 #, •	197,706	201,107
Trafigura Securitisation Finance Series 2018-1A A1 144A 0.882% (LIBOR01M + 0.73%) 3/15/22 #, •	200,000	196,625
Verizon Owner Trust
Series 2017-3A A1A 144A 2.06% 4/20/22 #	51,036	51,122
Series 2017-3A A1B 144A 0.426% (LIBOR01M + 0.27%) 4/20/22 #, •	477,189	477,294
Series 2019-B A1B 0.606% (LIBOR01M + 0.45%) 12/20/23 •	800,000	803,001
Volvo Financial Equipment Series 2020-1A A2 144A 0.37% 4/17/23 #	2,200,000	2,200,302
Volvo Financial Equipment Master Owner Trust Series 2017-A A 144A 0.652% (LIBOR01M + 0.50%) 11/15/22 #, •	2,000,000	2,000,783
Wheels SPV 2 Series 2018-1A A2 144A 3.06% 4/20/27 #	178,546	179,558
Total Non-Agency Asset-Backed Securities (cost $42,663,148)		42,706,718

Non-Agency Collateralized Mortgage Obligations — 0.50%
GSMPS Mortgage Loan Trust Series 1998-2 A 144A 7.75% 5/19/27 #, •	20,596	20,602
JPMorgan Mortgage Trust Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #, •	380,897	385,966
Sequoia Mortgage Trust Series 2014-2 A4 144A 3.50% 7/25/44 #, •	121,546	125,452
Silverstone Master Issuer Series 2018-1A 1A 144A 0.661% (LIBOR03M + 0.39%) 1/21/70 #, •	1,680,000	1,677,073
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 3.995% 4/25/36 •	38,013	36,509
Total Non-Agency Collateralized Mortgage Obligations (cost $2,218,911)		2,245,602

12    NQ-022 [9/20] 11/20 (1399531)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 1.21%
Benchmark Mortgage Trust Series 2020-B17 A5 2.289% 3/15/53	5,000,000	$5,300,582
DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.79% 11/10/46 #, •	100,000	100,180
Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,352,055)		5,400,762

Loan Agreements — 0.34%
Air Medical Group Holdings 4.25% (LIBOR03M + 3.25%) 4/28/22 •	57,616	57,490
Applied Systems 1st Lien 4.25% (LIBOR03M + 3.25%) 9/19/24 •	247,519	246,649
AssuredPartners 3.647% (LIBOR01M + 3.50%) 2/12/27 •	262,504	255,351
Berry Global Tranche W 2.155% (LIBOR01M + 2.00%) 10/1/22 •	250,000	248,489
Blue Ribbon 1st Lien 5.00% (LIBOR01M + 4.00%) 11/15/21 •	266,671	247,671
Charter Communications Operating Tranche B-2 1.90% (LIBOR01M + 1.75%) 2/1/27 •	243,130	238,318
Gardner Denver Tranche B-1 1.897% (LIBOR01M + 1.75%) 3/1/27 •	207,226	200,879
Total Loan Agreements (cost $1,526,809)		1,494,847

Sovereign BondsΔ — 0.56%
Croatia — 0.05%
Croatia Government International Bond
144A 5.50% 4/4/23 #	200,000	221,692
		221,692
Dominican Republic — 0.02%
Dominican Republic International Bond
144A 7.50% 5/6/21 #	100,000	103,250
		103,250
Georgia — 0.05%
Georgia Government International Bond
6.875% 4/12/21	200,000	204,247
		204,247
Indonesia — 0.07%
Indonesia Government International Bond
144A 3.375% 4/15/23 #	310,000	327,720
		327,720
NQ-022 [9/20] 11/20 (1399531)    13

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Kenya — 0.04%
Kenya Government International Bond
144A 6.875% 6/24/24 #	200,000	$203,924
		203,924
Nigeria — 0.06%
Nigeria Government International Bond
5.625% 6/27/22	250,000	252,379
		252,379
Republic of Korea — 0.11%
Export-Import Bank of Korea
1.021% 6/1/23 •	500,000	504,179
		504,179
Saudi Arabia — 0.06%
Kingdom of Saudi Arabia Sukuk
144A 2.894% 4/20/22 #	250,000	258,178
		258,178
Senegal — 0.05%
Senegal Government International Bond
144A 6.25% 7/30/24 #	200,000	206,230
		206,230
Uzbekistan — 0.05%
Republic of Uzbekistan Bond
144A 4.75% 2/20/24 #	200,000	211,000
		211,000
Total Sovereign Bonds (cost $2,468,705)		2,492,799

Supranational Bank — 0.11%
Banque Ouest Africaine de Developpement 144A 5.50% 5/6/21 #	500,000	511,205
Total Supranational Bank (cost $529,500)		511,205

US Treasury Obligations — 24.49%
US Treasury Floating Rate Notes
0.15% (USBMMY3M + 0.055%) 7/31/22 •	55,990,000	55,996,456
0.209% (USBMMY3M + 0.114%) 4/30/22 •	9,125,000	9,135,720
US Treasury Notes
0.25% 7/31/25	23,630,000	23,609,692
0.25% 9/30/25	18,525,000	18,501,119
1.625% 12/31/21	1,775,000	1,807,796
14    NQ-022 [9/20] 11/20 (1399531)

(Unaudited)
Principal amount°	Value (US $)

US Treasury Obligations (continued)
Total US Treasury Obligations (cost $108,981,149)	109,050,783
	Number of shares	Value (US $)
Preferred Stock — 0.33%
Morgan Stanley 4.085% (LIBOR03M + 3.81%) •	1,180,000	$1,160,071
USB Realty 1.422% (LIBOR03M + 1.15%) #, •	400,000	324,250
Total Preferred Stock (cost $1,490,000)		1,484,321

Short-Term Investments — 5.73%
Money Market Mutual Funds — 5.73%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	6,373,668	6,373,668
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	6,373,668	6,373,668
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	6,373,668	6,373,668
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	6,373,668	6,373,668
Total Short-Term Investments (cost $25,494,672)		25,494,672
Total Value of Securities—101.39% (cost $447,786,260)		451,493,624
Liabilities Net of Receivables and Other Assets—(1.39%)1		(6,175,876)
Net Assets Applicable to 52,975,621 Shares Outstanding—100.00%		$445,317,748
1	Of this amount, $10,010 represents cash collateral posted for futures contracts.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
φ	Step coupon bond. Stated rate in effect at September 30, 2020 through maturity date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
NQ-022 [9/20] 11/20 (1399531)    15

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $94,058,847, which represents 21.12% of the Fund's net assets.
>	PIK. 100% of the income received was in the form of cash.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
‡	Non-income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
The following futures contracts were outstanding at September 30, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(14)	US Treasury 5 yr Notes	$(1,764,437)	$(1,762,107)	12/31/20	$(2,330)	$1,422
16    NQ-022 [9/20] 11/20 (1399531)

(Unaudited)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank AG
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
NCUA – National Credit Union Administration
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
NQ-022 [9/20] 11/20 (1399531)    17